INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Current portion:
Federal
State	1,600	1,600
Current	1,600	1,600
Deferred portion:
Federal	(4,109,000)	(1,931,390)
State	(1,300,000)	(576,868)
Deferred	5,409,000	(2,508,258)
Change in valuation allowance	5,409,000	2,508,258
Provision for income taxes	$ 1,600	$ 1,600